Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of Breakdown For Income Taxes	The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2026	2025
Current taxes	(25,497)	(26,459)
Deferred taxes	7,445	6,343
Income taxes	(18,052)	(20,116)